Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	26.70%	24.10%
Number of customer	10
Account Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
PRC [Member]
Concentrations (Details) [Line Items]
Restricted cash (in Dollars)	$ 5,713,265	$ 2,079,445
Supplier [Member] | Advance to Suppler [Member] | Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Single Supplier [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Single Supplier [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%